ACQUISITIONS, DISPOSITIONS AND ASSETS HELD FOR SALE - Sale of Smith Precast Operations and Other (Details) (USD $)	12 Months Ended			0 Months Ended		3 Months Ended	12 Months Ended					1 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Aug. 02, 2012 California Precast Operations	Dec. 17, 2012 Smith Precast	Oct. 05, 2012 Aggregate assets - New Jersey	Jun. 30, 2012 Aggregate assets - New Jersey	Dec. 31, 2012 Aggregate assets - New Jersey Installments	Dec. 31, 2012 Northern California	Dec. 31, 2012 Land and Buildings in Northern California	Oct. 31, 2012 West Texas Market - 1 Plant Processing_Facility	Apr. 30, 2011 West Texas Market - 1 Plant	Oct. 31, 2010 West Texas Market - 3 Plants	Dec. 31, 2012 West Texas Market - 3 Plants	Oct. 30, 2010 West Texas Market - 3 Plants	Jun. 30, 2011 Transport Equipment Northern California	Mar. 31, 2011 Transport Equipment Northern California	Sep. 30, 2010 Redemption of Subsidiary Interest	Aug. 31, 2010 Redemption of Subsidiary Interest	Dec. 31, 2012 Redemption of Subsidiary Interest	Dec. 31, 2011 Redemption of Subsidiary Interest
Acquisitions and Dispositions [Line Items]
Proceeds from sale			$ 21,300,000						$ 3,200,000							$ 900,000
Sale of Certain Precast Operations	27,022,000	0		4,300,000
Accrual of additional purchase consideration					1,400,000	1,400,000
Debt Instrument, Face Amount							1,000,000
Number of equal installments							8
Stated interest rate							2.50%							5.00%
Repayments of notes issued on acquisition	1,277,000	1,595,000					100,000						400,000
Carrying value of assets held for sale								2,600,000							800,000
Gain on sale of assets held for sale	649,000	1,221,000						600,000
Number of plants acquired										3
Purchase price					1,000,000						200,000	3,000,000
Cash paid on acquisition												400,000
Percentage of ownership interest redeemed (in hundredths)																		60.00%
Payments for redemption of interest																		640,000	750,000	750,000
Promissory notes issued as partial consideration												$ 2,600,000					$ 1,500,000